CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical)				12 Months Ended
	Dec. 01, 2025 USD ($)	Oct. 25, 2024 USD ($)	Sep. 14, 2023 USD ($)	Dec. 31, 2025	Nov. 30, 2025 USD ($)	Oct. 26, 2024 USD ($)	Oct. 24, 2024 USD ($)	Sep. 15, 2023 USD ($)
CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY
Share consolidation ratio	0.0333	0.0167	0.067	0.033
Common stock, authorized share capital	$ 1,505,316,695	$ 36,500,000	$ 50,000,000		$ 36,500,000	$ 36,500,000	$ 500,000	$ 36,500,000